Intellectual Property (Tables)	12 Months Ended
Aug. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents
	August 31	August 31
	2020	2019
	$	$
Balance - Beginning	265,127	146,538
Addition	33,645	122,982
Amortization*	(6,772)	(4,393)
Balance - Ending	292,000	265,127
*The patents are amortized over their legal life of 20 years from the patent application’s filing date.